Revenue - Contract Balances - Summary of In-Progress Contracts (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Accumulated cost	₩ 26,101,964	₩ 27,940,760
Accumulated contract profit	1,752,184	1,759,843
Accumulated contract loss	(697,878)	(885,148)
Accumulated contract revenue	₩ 27,156,270	₩ 28,815,455